SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Grants received from the OCS	$ 292	$ 206	$ 153
Liability for unrecognized tax benefits
Severance liability, percentage	8.33%
Severance expenses	116	107	38
Safe-harbor contribution percentage	3.00%
Defined contribution plan, employer contributions	$ 112	$ 65	$ 25